Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000129136 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000129136 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000129136 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000129136 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000129136 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000129136 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000129571 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000129571 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000129571 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000129571 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000129571 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000129571 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000129571 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000129571 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000129571 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000129571 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000129571 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000180685 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000180685 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000180685 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000180685 | Poland
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000180685 | Israel
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000180685 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000180685 | India
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000180685 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000180685 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000180685 | Kuwait
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000180685 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000180685 | China
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000176655 | India
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000176655 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000176655 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000176655 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000176655 | China
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000176655 | Uruguay
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000176655 | Greece
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000176655 | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000176655 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000176655 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000176655 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000176655 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000157444 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000157444 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000157444 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000157444 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000198139 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000198139 | China
Holdings [Line Items]
Percent of Net Asset Value	59.60%
C000198139 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000198139 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000198139 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000198139 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000198139 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000198139 | Chile
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000198139 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000198139 | United States
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000195635 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000195635 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000195635 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000195635 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000195635 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000195632 | GLP China Holdings8842065
Holdings [Line Items]
Percent of Total Investments	2.40%
C000195632 | Standard Chartered PLC8842091
Holdings [Line Items]
Percent of Total Investments	2.30%
C000195632 | Greentown China Holdings8842068
Holdings [Line Items]
Percent of Total Investments	2.10%
C000195632 | Nomura Holdings8842185
Holdings [Line Items]
Percent of Total Investments	2.10%
C000195632 | Mong Duong Finance Holdings BV8842033
Holdings [Line Items]
Percent of Total Investments	2.10%
C000195632 | Pingan Real Estate Capital8842079
Holdings [Line Items]
Percent of Total Investments	2.00%
C000195632 | Piramal Finance8842164
Holdings [Line Items]
Percent of Total Investments	1.90%
C000195632 | Wynn Macau8842219
Holdings [Line Items]
Percent of Total Investments	1.80%
C000195632 | Vedanta Resources Finance II PLC8842182
Holdings [Line Items]
Percent of Total Investments	1.80%
C000195632 | Health & Happiness H&H International Holdings8842071
Holdings [Line Items]
Percent of Total Investments	1.70%
C000195632 | Perpetual Maturity
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000195632 | Greater than 10 Years
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000195632 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000195632 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000195632 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000195632 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000210156 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000210156 | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000210156 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000210156 | India
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000210156 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000210156 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000210156 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000210156 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000210156 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000210156 | Qatar
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000210156 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000210156 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000222186 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000222186 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000222186 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000222186 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000222186 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000222186 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000222186 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000222186 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000222186 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000222186 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000222186 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000220718 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000220718 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000220718 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000220718 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000220718 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000220718 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	76.10%
C000223017 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000223017 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000223017 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000223017 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000244621 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000244621 | United States
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000244621 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244621 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244621 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000244621 | Italy
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000244621 | France
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000250789 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000250789 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000250789 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000250789 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000250789 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	74.40%
C000251229 | Bank of America8841680
Holdings [Line Items]
Percent of Total Investments	2.80%
C000251229 | Manufacturers & Traders Trust8841803
Holdings [Line Items]
Percent of Total Investments	1.80%
C000251229 | ASB Bank8841626
Holdings [Line Items]
Percent of Total Investments	1.60%
C000251229 | Citibank8841730
Holdings [Line Items]
Percent of Total Investments	1.40%
C000251229 | HSBC Holdings8841589
Holdings [Line Items]
Percent of Total Investments	1.40%
C000251229 | Prudential Financial8841861
Holdings [Line Items]
Percent of Total Investments	1.40%
C000251229 | Toronto-Dominion Bank8841551
Holdings [Line Items]
Percent of Total Investments	1.40%
C000251229 | Dell International8841751
Holdings [Line Items]
Percent of Total Investments	1.30%
C000251229 | Realty Income8841872
Holdings [Line Items]
Percent of Total Investments	1.30%
C000251229 | Microsoft8841822
Holdings [Line Items]
Percent of Total Investments	1.30%
C000251229 | Over 1 Year
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000251229 | 9-12 Months
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000251229 | 6-9 Months
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000251229 | 3-6 Months
Holdings [Line Items]
Percent of Net Asset Value	40.70%
C000251229 | 0-3 Months
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000249978 | Financials
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000249978 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000249978 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000249978 | Materials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000249978 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000254137 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000254137 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000254137 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000254137 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000254137 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000254137 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000254137 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000254137 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000254137 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000254137 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000206147 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000206147 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000206147 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000206147 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.00%